UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CHARTER OAK PARTNERS
           --------------------------------------------------
Address:   10 WRIGHT STREET
           --------------------------------------------------
           WESTPORT CT 06881
           --------------------------------------------------

Form 13F File Number:  28-01685
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      FINE PARTNERS L.P.
           --------------------------------------------------
Title:     JERROLD N. FINE, GENERAL PARTNER
           --------------------------------------------------
Phone:     203-226-7591
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Jerrold N. Fine           Westport, CT                  5/15/06
       ------------------------   ------------------------------  ----------
             [Signature]                 [City, State]              [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         4
                                               -------------

Form 13F Information Table Entry Total:                   26
                                               -------------

Form 13F Information Table Value Total:             $258,013
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number                    Name


     1.    28-1839                           ROBERT JAFFEE, GENERAL PARTNER
     2.    28-02944                          DEBORAH ZISKIN, GENERAL PARTNER
     3.    28-7626                           MARGARET EPPRECHT, GENERAL PARTNER
     4.    28-11508                          JEFFREY CHAFFKIN, GENERAL PARTNER


                                     Form 13F INFORMATION TABLE


       COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
------------------- --------------- --------  -------- ---------------- ---------- -------- ---------------------------------------
                                                       VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLASS     CUSIP       (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                 COM         002824100      5309       125000   SH            SOLE                125000
-----------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                   COM         031162100     18654       256410   SH            SOLE                256410
-----------------------------------------------------------------------------------------------------------------------------------
CADBURY SCHWEPPES PLC       ADR         127209302      7431       185782   SH            SOLE                185782
-----------------------------------------------------------------------------------------------------------------------------------
CHAODA MODERN AGRI          COM         0682.HK        1008     12840000   SH            SOLE              12840000
-----------------------------------------------------------------------------------------------------------------------------------
CONSTELLATIONS BRANDS INC   CL A        21036P108      4504       179820   SH            SOLE                179820
-----------------------------------------------------------------------------------------------------------------------------------
CYTEC INDS INC              COM         232820100     16239       270613   SH            SOLE                270613
-----------------------------------------------------------------------------------------------------------------------------------
ENDURANCE SPECIALTY         SHS         G30397106      5361       164704   SH            SOLE                164704
HLDGS LT
-----------------------------------------------------------------------------------------------------------------------------------
ENZO BIOCHEM INC            COM         294100102       797        59000   SH            SOLE                 59000
-----------------------------------------------------------------------------------------------------------------------------------
FEDERATED DEPT STORES INC   COM         31410H101      7300       100000   SH            SOLE                100000
DE
-----------------------------------------------------------------------------------------------------------------------------------
FLEETWOOD ENTRPRISES INC    COM         339099103      5765       516084   SH            SOLE                516084
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO             COM         369604103     26279       755577   SH            SOLE                755577
-----------------------------------------------------------------------------------------------------------------------------------
GENESIS ENERGY L P          UNIT LTD    371927104      2577       206459   SH            SOLE                206459
                            PARTN
-----------------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO              COM         406216101     23318       319338   SH            SOLE                319338
-----------------------------------------------------------------------------------------------------------------------------------
HEWITT ASSOC INC            COM         42822Q100     23971       806015   SH            SOLE                806015
-----------------------------------------------------------------------------------------------------------------------------------
KANSAS CITY SOUTHERN        COM NEW     485170302       618        25000   SH            SOLE                 25000
-----------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                  COM         500255104      5301       100000   SH            SOLE                100000
-----------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC     COM         549463107      3196      1047800   SH            SOLE               1047800
-----------------------------------------------------------------------------------------------------------------------------------
MURPHY OIL CORP             COM         626717102     12813       257176   SH            SOLE                257176
-----------------------------------------------------------------------------------------------------------------------------------
PIKE ELEC CORP              COM         721283109     10939       520678   SH            SOLE                520678
-----------------------------------------------------------------------------------------------------------------------------------
RELIANT ENERGY INC          COM         75952B105      6084       575000   SH            SOLE                575000
-----------------------------------------------------------------------------------------------------------------------------------
SOUTHERN UN CO NEW          COM         844030106     12380       498580   SH            SOLE                498580
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP          COM FON     852061100      8167       316062   SH            SOLE                316062
-----------------------------------------------------------------------------------------------------------------------------------
SYMBOL TECHNOLOGIES INC     COM         871508107      3024       285799   SH            SOLE                285799
-----------------------------------------------------------------------------------------------------------------------------------
WADDELL & REED FINL INC     CL A        930059100      7083       306612   SH            SOLE                306612
-----------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC         COM         931142103      7086       150000   SH            SOLE                150000
-----------------------------------------------------------------------------------------------------------------------------------
XEROX CORP                  COM         984121103     23740      1561838   SH            SOLE               1561838
-----------------------------------------------------------------------------------------------------------------------------------
